Related party transactions (Tables)	9 Months Ended
Sep. 30, 2020
Related party transactions
Schedule of related party balances

	September 30,	December 31,
	2020	2019
Shareholder loan	$—	$2,076
Due to related parties	398	275,512
	$398	$277,588

Schedule of key management personnel compensation

	Three months ended		Nine months ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
Consulting fees	$—	$137,569	$125,004	$382,701
Salaries	417,675	217,017	1,022,440	515,684
Directors fees	86,729	135,723	335,645	296,201
Stock-based compensation	1,510,041	1,372,613	5,351,490	3,328,759
	$2,014,445	$1,862,922	$6,834,579	$4,523,345